7. ACCOUNTS RECEIVABLE: Schedule of Sales tax receivable (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Trade receivables	$ 8,619,200	$ 1,111,637
Current
Trade receivables	2,835,810	1,111,637
130 Days
Trade receivables	4,556,868	0
3160 Days
Trade receivables	288,226	0
6190 Days
Trade receivables	916,098	0
91 Days and over
Trade receivables	$ 22,198	$ 0